American Funds Retirement Income Portfolio — ConservativeSM
Investment portfolio
July 31, 2019
unaudited
Fund investments Growth-and-income funds 5%	Shares	Value (000)
American Mutual Fund, Class R-6	855,116	$ 35,906
Equity-income and Balanced funds 50%
Capital Income Builder, Class R-6	2,368,538	144,197
The Income Fund of America, Class R-6	4,784,883	108,043
American Balanced Fund, Class R-6	2,611,092	71,883
American Funds Global Balanced Fund, Class R-6	1,101,107	35,984
		360,107
Fixed income funds 45%
The Bond Fund of America, Class R-6	13,843,956	181,771
U.S. Government Securities Fund, Class R-6	5,228,891	72,630
American Funds Mortgage Fund, Class R-6	3,588,676	36,353
American Funds Inflation Linked Bond Fund, Class R-6	3,671,501	36,311
		327,065
Total investment securities 100% (cost: $701,463,000)		723,078
Other assets less liabilities 0%		(186)
Net assets 100%		$722,892
American Funds Retirement Income Portfolio Series — American Funds Conservative Portfolio — Page 1 of 4

American Funds Retirement Income Portfolio — ModerateSM
Investment portfolio
July 31, 2019
unaudited
Fund investments Growth-and-income funds 5%	Shares	Value (000)
American Mutual Fund, Class R-6	1,096,597	$ 46,046
Equity-income and Balanced funds 70%
Capital Income Builder, Class R-6	3,781,820	230,237
The Income Fund of America, Class R-6	10,196,523	230,237
American Balanced Fund, Class R-6	5,012,717	138,000
American Funds Global Balanced Fund, Class R-6	1,406,354	45,960
		644,434
Fixed income funds 25%
The Bond Fund of America, Class R-6	7,083,389	93,005
American Funds Mortgage Fund, Class R-6	4,588,606	46,482
U.S. Government Securities Fund, Class R-6	3,341,953	46,420
American Funds Inflation Linked Bond Fund, Class R-6	4,693,494	46,419
		232,326
Total investment securities 100% (cost: $889,834,000)		922,806
Other assets less liabilities 0%		(243)
Net assets 100%		$922,563
American Funds Retirement Income Portfolio Series — American Funds Moderate Portfolio — Page 2 of 4

American Funds Retirement Income Portfolio — EnhancedSM
Investment portfolio
July 31, 2019
unaudited
Fund investments Growth-and-income funds 5%	Shares	Value (000)
American Mutual Fund, Class R-6	1,186,797	$ 49,834
Equity-income and Balanced funds 90%
The Income Fund of America, Class R-6	13,261,439	299,443
Capital Income Builder, Class R-6	4,918,450	299,435
American Balanced Fund, Class R-6	7,249,626	199,582
American Funds Global Balanced Fund, Class R-6	3,057,114	99,907
		898,367
Fixed income funds 5%
American Funds Inflation Linked Bond Fund, Class R-6	5,088,924	50,329
Total investment securities 100% (cost: $959,762,000)		998,530
Other assets less liabilities 0%		(197)
Net assets 100%		$998,333
American Funds Retirement Income Portfolio Series — American Funds Enhanced Portfolio — Page 3 of 4

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2019, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
© 2019 Capital Group. All rights reserved.
MFGEFPX-825-0919O-S73212	American Funds Retirement Income Portfolio Series — Page 4 of 4